Related-Party Transactions (Details) - EBP 385 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Interest and dividend income	$ 245,000
PPG Industries, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	9,506	14,332
Investment acquired, excluding plan interest in master trust, cost	$ 84,409
Investment sold, excluding plan interest in master trust, selling price		$ 148,374
Interest and dividend income	$ 28,171